UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
annual report of proxy voting record of
registered management investment company
Investment Company Act file number:  811-02365
Prospect Street income shares inc.
(Exact name of registrant as specified in charter)
c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 532-2834
Date of fiscal year end: 12/31/2005
Date of reporting period: July 1, 2004-June 30, 2005

Item 1. Proxy Voting Record
SIGNATURES

Item 1. Proxy Voting Record
Prospect Street Income Shares Inc.

			Shareholder		Matter proposed by	Did the Fund	How the Fund	Vote cast for
Name	Ticker	CUSIP	Meeting Date	Subject	Issuer or Security Holder	cast its vote?	cast its vote	or against Mgmt

Hybridon, Inc.	HYBN	44860M801	6/15/05	Election of Directors	ISSUER	NO	NA	NA
Hybridon, Inc.	HYBN	44860M801	6/15/05	Proposal to amend certificate of incorporation to increase by 15,000,000 the number of shares authorized for issuance.	ISSUER	NO	NA	NA
Hybridon, Inc.	HYBN	44860M801	6/15/05	Proposal to adopt 2005 Stock Incentive Plan	ISSUER	NO	NA	NA

Hospitality Properties Trust	HPT	44106M102	5/11/05	Election of Directors	ISSUER	YES	FOR PROPOSAL	FOR MANAGEMENT

Motient Corporation	MNCP	619908304	6/15/05	Election of Directors	ISSUER	YES	FOR PROPOSAL	FOR MANAGEMENT
Motient Corporation	MNCP	619908304	6/15/05	Appointment of Auditors	ISSUER	YES	FOR PROPOSAL	FOR MANAGEMENT
Motient Corporation	MNCP	619908304	6/15/05	Proposal to amend certificate of Incorporation to increase number of authorized shares.	ISSUER	YES	FOR PROPOSAL	FOR MANAGEMENT
Motient Corporation	MNCP	619908304	6/15/05	Proposal to amend 2002 Stock Option Plan to increase by 2,500,000 the number of shares authorized for issuance.	ISSUER	YES	AGAINST PROPOSAL	AGAINST MANAGEMENT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street income shares inc.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date:	August 22, 2005
Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date:	August 22, 2005